Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Credit Suisse Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	CSOIX
Credit Suisse Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	CSQCX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Risk/Return:
Trading Symbol	CSQIX
Credit Suisse Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CSNAX
Credit Suisse Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CSNCX
Credit Suisse Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CSNIX
Credit Suisse Volaris US Strategies Fund | Class A
Risk/Return:
Trading Symbol	VAEAX
Credit Suisse Volaris US Strategies Fund | Class C
Risk/Return:
Trading Symbol	VAECX
Credit Suisse Volaris US Strategies Fund | Class I
Risk/Return:
Trading Symbol	VAEIX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class I
Risk/Return:
Trading Symbol	CSHIX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class A
Risk/Return:
Trading Symbol	CHIAX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class C
Risk/Return:
Trading Symbol	CHICX
Class B Prospectus | Credit Suisse Floating Rate High Income Fund | Class B
Risk/Return:
Trading Symbol	CHOBX